Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 118,800,000
Previously Paid Amount	0
Total Fee Amount	16,406.28
Total Offset Amount	$ 0
Narrative Disclosure

(2)
The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering of the Company's Variable Rate Series A Perpetual Preferred Stock, $0.001 par value per share. The maximum aggregate offering price of that offering is $118,800,000.

Net Fee	$ 16,406.28
Narrative - Max Aggregate Offering Price	$ 118,800,000
Final Prospectus	true